Transactions with Affiliates and Container Investors (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net	The following table provides a summary of due to container investors, net at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Accounts receivable, net - managed fleet	$6,795	$7,348
Prepaid expenses and other current assets - managed fleet	414	89
Accounts payable and accrued expenses - managed fleet	(847)	(1,292)
	6,362	6,145
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	7,556	9,987
Due to container investors, net	$13,918	$16,132